Basis of Presentation and Summary of Significant Accounting Policies Basis of Presentation and Summary of Significant Accounting Policies (Income Tax Treatment for Dividends) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.77	$ 0.60	$ 0.89
Percentage of Common Stock Dividend	100.00%	100.00%	100.00%
Preferred Stock, Dividends, Per Share, Cash Paid	$ 1.84	$ 1.84	$ 1.84
Percentage of Preferred Stock Dividend	100.00%	100.00%	100.00%
Ordinary Income [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.44	$ 0.39	$ 0.45
Percentage of Common Stock Dividend	57.14%	64.66%	50.56%
Preferred Stock, Dividends, Per Share, Cash Paid	$ 1.84	$ 1.84	$ 1.84
Percentage of Preferred Stock Dividend	100.00%	100.00%	100.00%
Return On Capital [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Common Stock, Dividends, Per Share, Cash Paid	$ 0.33	$ 0.21	$ 0.44
Percentage of Common Stock Dividend	42.86%	35.34%	49.44%